Annual Total Returns (Vanguard Small-Cap Value Index Fund - Investor Shares Retail) (Vanguard Small-Cap Value Index Fund, Vanguard Small-Cap Value Index Fund - Investor Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Annual Total Return
2014	10.39%
2013	36.41%
2012	18.56%
2011	(4.16%)
2010	24.82%
2009	30.34%
2008	(32.05%)
2007	(7.07%)
2006	19.24%
2005	6.07%